Share-Based Compensation - Summary of Fair Value Inputs for PSUs (Details) - Performance stock units	12 Months Ended
Dec. 31, 2021 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.80%
Risk-free interest rate, maximum	0.80%
Expected volatility, minimum	34.90%
Expected volatility, maximum	35.90%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock in (dollars per share)	$ 16.99
Dividend yield	0.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock in (dollars per share)	$ 23.21
Dividend yield	0.00%